Commitments and Contingencies (Details) - USD ($)				3 Months Ended
	Sep. 29, 2023	Dec. 09, 2021	Oct. 27, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies (Details) [Line Items]
Royalty amount				$ 75,000	$ 62,500
Royalty amount accrued				$ 75,000		$ 300,000	$ 200,000
Debt issuances exceeding transaction		$ 540,000
ARJoint Venture Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Agreed amount	$ 6,000,000
CAMTMember
Commitments and Contingencies (Details) [Line Items]
Additional paid-in capital	6,000,000
Joint Venture Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of shares issued			50.00%
Percentage of shares outstanding			50.00%
Additional paid-in capital	12,000,000
Debt issuances exceeding transaction	10,000,000
Joint Venture Agreement [Member] | CAMTMember
Commitments and Contingencies (Details) [Line Items]
Debt issuances exceed amount	$ 5,000,000